Company Financial Statements (Parent Company Only)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Company Financial Statements
29.	Company Financial Statements (Parent Company Only)
The Company performed a test on the restricted net assets of its consolidated subsidiaries and VIEs in accordance with Securities and Exchange Commission Regulation
S-X
Rule
4-08
(e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the Company only (parent company only).
The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general-purpose financial statements of the reporting entity and should be read in conjunction with notes to consolidated financial statements of the Company.
As of December 31, 2022, except for the investment commitment disclosed in Note 27(a), the Company did not have significant capital and other commitments, or guarantees.
Condensed Balance Sheets

	As of December 31,
	2021	2022
	RMB	RMB
ASSETS
Current assets
Cash and cash equivalents	4,453,841	951,656
Restricted cash	57,253	—
Short-term deposits	14,457,154	12,145,309
Prepayments and other current assets	4,980	36,541

Total current assets	18,973,228	13,133,506

Non-current assets
Investments in subsidiaries and VIEs	22,269,421	21,997,908
Long-term deposits	955,907	1,416,782
Long-term investments	—	431,028

Total non-current assets	23,225,328	23,845,718

Total assets	42,198,556	36,979,224

LIABILITIES
Current liabilities
Amounts due to a related party	—	61,663
Accruals and other liabilities	51,978	6,896

Total current liabilities	51,978	68,559

Total liabilities	51,978	68,559

	As of December 31,
	2021	2022
	RMB	RMB
SHAREHOLDERS’ EQUITY
Class A Ordinary shares	87	92
Class B Ordinary shares	25	21
Additional paid-in capital	59,980,534	60,691,019
Statutory reserves	6,047	6,425
Accumulated deficit	(16,191,566)	(25,330,916)
Accumulated other comprehensive (loss) income	(1,648,549)	1,544,024

Total shareholders’ equity	42,146,578	36,910,665

Total liabilities and shareholders’ equity	42,198,556	36,979,224

Condensed Statements of Comprehensive Loss

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Operating expenses
Selling, general and administrative expenses	(13,430)	(8,966)	(22,896)

Total operating expenses	(13,430)	(8,966)	(22,896)

Loss from operations	(13,430)	(8,966)	(22,896)
Interest income	43,001	208,463	314,668
Interest expense	(5,935)	—	—
Equity in loss of subsidiaries and VIEs	(4,487,049)	(5,696,578)	(7,074,057)
Other non-operating income, net	—	84,620	35,867
Exchange gain (loss) from foreign currency transactions	369,403	470,103	(2,380,873)
Fair value loss on long-term investments	—	—	(75,155)
Fair value gain on derivative assets or derivative liabilities	1,362,025	79,262	59,357

Loss before income tax expenses and share of results of equity method investees	(2,731,985)	(4,863,096)	(9,143,089)

Income tax expenses	—	—	—
Share of results of equity method investees	—	—	4,117

Net loss	(2,731,985)	(4,863,096)	(9,138,972)

Accretion on Preferred Shares to redemption value	(2,157,744)	—	—

Net loss attributable to ordinary shareholders of XPeng Inc.	(4,889,729)	(4,863,096)	(9,138,972)

Net loss	(2,731,985)	(4,863,096)	(9,138,972)
Other comprehensive (loss) income
Foreign currency translation adjustment, net of nil tax	(724,433)	(918,168)	3,192,573

Total comprehensive loss attributable to XPeng Inc.	(3,456,418)	(5,781,264)	(5,946,399)

Accretion on Preferred Shares to redemption value	(2,157,744)	—	—

Comprehensive loss attributable to ordinary shareholders of XPeng Inc.	(5,614,162)	(5,781,264)	(5,946,399)

Condensed Statements of Cash Flows

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cash flows from operating activities	23,636	232,625	175,195

Cash flows from investing activities
(Placement) maturities of term deposits	(979,897)	(14,607,257)	3,099,780
Investment in equity investees	(7,825,007)	(19,015,285)	(6,934,426)
Cash paid for long-term investments	—	—	(409,363)
Maturities of derivative assets or derivative liabilities	—	233,050	10,752

Net cash used in investing activities	(8,804,904)	(33,389,492)	(4,233,257)

Cash flows from financing activities
Proceeds from issuance of Preferred Shares	6,561,323	—	—
Proceeds from IPO, net of issuance cost	11,410,386	—	—
Proceeds from FO, net of issuance cost	15,988,903	—	—
Proceeds from Global Offering, net of issuance cost	—	13,146,811	—
Payments of listing expenses	—	(36,924)	(1,830)

Net cash provided by (used in) financing activities	33,960,612	13,109,887	(1,830)

Effects of exchange rate changes on cash, cash equivalents and restricted cash	(573,604)	(316,835)	500,454
Net increase (decrease) in cash, cash equivalents and restricted cash	24,605,740	(20,363,815)	(3,559,438)
Cash, cash equivalents and restricted cash at beginning of the year	269,169	24,874,909	4,511,094

Cash, cash equivalents and restricted cash at end of the year	24,874,909	4,511,094	951,656

(i) Basis of presentation
The Company’s accounting policies are the same as the Group’s accounting policies with the exception of the accounting for the investments in subsidiaries and VIEs.
For the Company only condensed financial information, the Company records its investments in subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures.
Such investments are presented on the Condensed Balance Sheets as “Investments in subsidiaries and VIEs” and shares in the subsidiaries and VIEs’ loss are presented as “Equity in loss of subsidiaries and VIEs” on the Condensed Statements of Comprehensive Loss. The parent company only condensed financial information should be read in conjunction with the Group’s consolidated financial statements.